Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Anchor Capital Enhanced Equity Fund (formerly ASTON/Anchor Capital Enhanced Equity Fund)
AMG Managers DoubleLine Core Plus Bond Fund (formerly ASTON/DoubleLine Core Plus Fixed Income Fund)
AMG Managers Fairpointe Focused Equity Fund (formerly ASTON/Fairpointe Focused Equity Fund)

AMG Managers Fairpointe Mid Cap Fund (formerly ASTON/Fairpointe Mid Cap Fund)

AMG Managers Guardian Capital Global Dividend Fund (formerly ASTON/Guardian Capital Global Dividend Fund)
AMG Managers Lake Partners LASSO Alternatives Fund (formerly ASTON/Lake Partners LASSO Alternatives Fund)
AMG Managers LMCG Small Cap Growth Fund (formerly ASTON/LMCG Small Cap Growth Fund)
AMG Managers Montag & Caldwell Balanced Fund (formerly ASTON/Montag & Caldwell Balanced Fund)
AMG Managers Montag & Caldwell Growth Fund (formerly ASTON/Montag & Caldwell Growth Fund)

AMG Managers Montag & Caldwell Mid Cap Growth Fund (formerly ASTON/Montag & Caldwell Mid Cap Growth Fund)
AMG Managers Pictet International Fund (formerly ASTON/Pictet International Fund)

AMG River Road Dividend All Cap Value Fund (formerly ASTON/River Road Dividend All Cap Value Fund)
AMG River Road Dividend All Cap Value Fund II (formerly ASTON/River Road Dividend All Cap Value Fund II)
AMG River Road Long-Short Fund (formerly ASTON/River Road Long-Short Fund)

AMG River Road Select Value Fund (formerly ASTON/River Road Select Value Fund)

AMG River Road Small Cap Value Fund (formerly ASTON/River Road Small Cap Value Fund)
AMG Managers Silvercrest Small Cap Fund (formerly ASTON/Silvercrest Small Cap Fund)

Supplement dated October 27, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 30, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Anchor Capital Enhanced Equity Fund, AMG Managers DoubleLine Core Plus Bond Fund, AMG Managers Fairpointe Focused Equity Fund, AMG Managers Fairpointe Mid Cap Fund, AMG Managers Guardian Capital Global Dividend Fund, AMG Managers Lake Partners LASSO Alternatives Fund, AMG Managers LMCG Small Cap Growth Fund, AMG Managers Montag & Caldwell Balanced Fund, AMG Managers Montag & Caldwell Growth Fund, AMG Managers Montag & Caldwell Mid Cap Growth Fund, AMG Managers Pictet International Fund, AMG River Road Dividend All Cap Value Fund, AMG River Road Dividend All Cap Value Fund II, AMG River Road Long-Short Fund, AMG River Road Select Value Fund, AMG River Road Small Cap Value Fund and AMG Managers Silvercrest Small Cap Fund, each a series of AMG Funds IV (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

With respect to each Fund other than AMG Managers Montag & Caldwell Growth Fund, the section under “Summary of the Funds” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs)	$ 1,000	$ 100
Custodial Accounts for Minors (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100

With respect to AMG Managers Montag & Caldwell Growth Fund, the section under “Summary of the Funds” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs) (except R Class)	$ 1,000	$ 100
Custodial Accounts for Minors (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100
Class R—Retirement Plans	$ 2,000	$ 50

Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor.

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

∎   Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of each Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs) (except R Class)	$ 1,000	$ 100
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100
Class R—Retirement Plans	$ 2,000	$ 50

Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.

Effective immediately, the SAI is hereby revised as follows:

The first two paragraphs in the sub-section “Minimum Initial Investments” in the section “Description of Shares” are hereby deleted and replaced with the following:

The minimum initial investment for Class N and Class R shares is $2,000 for each Fund, and the subsequent minimum investment is $100 for Class N and $50 for Class R shares. The minimum initial investment for the Class N shares of each Fund by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $1,000, and the subsequent minimum investment for each such account type is $100.

The minimum initial investment for Class I shares is $100,000 for each Fund, and the subsequent minimum investment is $100. The minimum initial investment for the Class I shares of each Fund by Individual Retirement Accounts is $50,000, and the subsequent minimum investment is $100.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI ASTON 1016-27

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG GW&K U.S. Small Cap Growth Fund

(formerly ASTON Small Cap Fund)

Supplement dated October 27, 2016 to the

Prospectus dated February 29, 2016, as supplemented May 6, 2016, July 28, 2016, August 25, 2016, August 26, 2016 and September 30, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, May 6, 2016, July 28, 2016, August 25, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG GW&K U.S. Small Cap Growth Fund, a series of AMG Funds IV (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The section under “AMG GW&K U.S. Small Cap Growth Fund” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs)	$ 1,000	$ 100
Custodial Accounts for Minors (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$ 100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

∎    Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs)	$ 1,000	$ 100
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100

Effective immediately, the SAI is hereby revised as follows:

The first two paragraphs in the sub-section “Minimum Initial Investments” in the section “Description of Shares” are hereby deleted and replaced with the following:

Class N shares have a minimum initial investment of $2,000 and a $100 minimum subsequent investment. The minimum initial investment for the Class N shares of the Fund by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $1,000. The subsequent minimum investment for each account type is $100.

Class I shares have a minimum initial investment of $100,000 and a $100 minimum subsequent investment. The minimum initial investment for the Class I shares of the Fund by Individual Retirement Accounts is $50,000, and the subsequent minimum investment is $100.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI GWKSC 1016-27

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG River Road Focused Absolute Value Fund

(formerly ASTON/River Road Focused Absolute Value Fund)

Supplement dated October 27, 2016 to the

Prospectus dated October 30, 2015, as supplemented March 2, 2016, July 28, 2016, August 26, 2016 and September 30, 2016, and Statement of Additional Information dated October 30, 2015, as supplemented March 2, 2016, April 1, 2016, July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG River Road Focused Absolute Value Fund, a series of AMG Funds IV (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The section under “AMG River Road Focused Absolute Value Fund” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs)	$ 1,000	$ 100
Custodial Accounts for Minors (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

∎     Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs)	$ 1,000	$ 100
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100

Effective immediately, the SAI is hereby revised as follows:

The first two paragraphs in the sub-section “Minimum Initial Investments” in the section “Description of Shares” are hereby deleted and replaced with the following:

Class N shares have a minimum initial investment of $2,000 and a $100 minimum subsequent investment. The minimum initial investment for the Class N shares of the Fund by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $1,000. The subsequent minimum investment for each account type is $100.

Class I shares have a minimum initial investment of $100,000 and a $100 minimum subsequent investment. The minimum initial investment for the Class I shares of the Fund by Individual Retirement Accounts is $50,000, and the subsequent minimum investment is $100.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI RRFAV 1016-27

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Value Partners Asia Dividend Fund

(formerly ASTON/Value Partners Asia Dividend Fund)

Supplement dated October 27, 2016 to the

Prospectus dated December 15, 2015, as supplemented March 2, 2016, July 28, 2016, August 26, 2016 and September 30, 2016, and Statement of Additional Information dated December 15, 2015, as supplemented March 2, 2016, April 1, 2016, July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Value Partners Asia Dividend Fund, a series of AMG Funds IV (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The section under “AMG Managers Value Partners Asia Dividend Fund” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs)	$ 1,000	$ 100
Custodial Accounts for Minors (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

∎    Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments

Class N—Regular Accounts	$ 2,000	$ 100
Individual Retirement Accounts (IRAs)	$ 1,000	$ 100
Education Savings Accounts (ESAs)	$ 1,000	$ 100
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$ 1,000	$ 100
Class I—Regular Accounts	$100,000	$ 100
Individual Retirement Accounts (IRAs)	$ 50,000	$ 100

Effective immediately, the SAI is hereby revised as follows:

The first two paragraphs in the sub-section “Minimum Initial Investments” in the section “Description of Shares” are hereby deleted and replaced with the following:

Class N shares have a minimum initial investment of $2,000 and a $100 minimum subsequent investment. The minimum initial investment for the Class N shares of the Fund by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $1,000. The subsequent minimum investment for each account type is $100.

Class I shares have a minimum initial investment of $100,000 and a $100 minimum subsequent investment. The minimum initial investment for the Class I shares of the Fund by Individual Retirement Accounts is $50,000, and the subsequent minimum investment is $100.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI VP 1016-27